Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories
13.	INVENTORIES

	As of December 31,
	2020	2019
	US$’000	US$’000
Raw materials and supplies	23,490	18,578
Work in progress	17,992	18,593
Finished goods	54,889	48,016
Total inventories at the lower of cost and net realizable value	96,371	85,187

Inventories recognized as an expense during the year ended December 31, 2020, 2019 and 2018 amounted to $279,728, $313,695 and $388,079 respectively.

For the year ended December 31, 2020 and 2019, the amount of $240 and $322 were credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed. For the year ended December 31, 2018, the Company recognized allowance for inventory of $1,613 as an expense in cost of sales for inventories carried at net realizable value.